UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-499
                                   ------------


                             AXP INCOME SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:   08/31/04
                         --------------

Item 1.  Schedule of Investments.

                              AXP(R) SELECTIVE FUND
                           A FEEDER FUND INVESTING IN
                            QUALITY INCOME PORTFOLIO
                     PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Investments in Securities

Quality Income Portfolio

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (95.9%)
Issuer                   Coupon              Principal             Value(a)
                          rate                amount
Foreign government (1.9%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25%             8,325,000(c)        $11,051,369
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38              6,725,000(c)          7,397,500
Total                                                            18,448,869

U.S. government obligations & agencies (24.6%)
Federal Home Loan Bank
   06-14-13               3.88             18,970,000            18,177,187
Federal Home Loan Mtge Corp
   08-15-06               2.75             25,350,000            25,437,559
   07-15-09               4.25             10,000,000            10,248,200
   07-15-13               4.50              8,650,000             8,654,585
Federal Natl Mtge Assn
   02-15-05               7.13              8,000,000             8,190,144
   05-15-11               6.00              3,520,000             3,892,208
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
   09-15-08               6.99              5,000,000             5,455,850
U.S. Treasury
   10-31-04               2.13              9,100,000             9,109,955
   02-15-07               2.25              3,018,000             2,996,071
   07-15-09               3.63              7,184,000(l)          7,286,429
   08-15-09               3.50              1,395,000             1,406,552
   05-15-14               4.75              3,263,000             3,424,492
   08-15-14               4.25              6,653,000             6,719,530
   08-15-23               6.25             23,735,000            27,570,623
   02-15-26               6.00             82,304,000(i)         93,244,672
   02-15-31               5.38              2,290,000             2,438,136
Total                                                           234,252,193

Commercial mortgage-backed/
Asset-backed securities (11.5%)(f)
Aesop Funding II LLC
  Series 2003-3A Cl A3
   07-20-09               3.72              2,000,000(d)          2,002,520
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3
   03-06-09               3.00              2,000,000             2,001,800
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              2,917,197             2,990,127
Bear Stearns
  Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00              3,168,987             3,170,730
  Series 2004-PWR3 Cl A2
   02-11-41               3.87                500,000               496,730
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              9,448,947(d)          9,624,904
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52              3,100,000             3,071,270
Commercial Mtge Pass-Through Certificates
  Series 2004-LB3A Cl A2
   07-10-37               4.71              1,225,000             1,264,188
  Series 2004-LB3A Cl A5
   07-10-37               5.44              2,600,000             2,718,664
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12              3,250,000             3,254,193
  Series 2004-C2 Cl A4
   03-10-40               4.89              2,050,000             2,071,131
GMAC Commercial Mtge Securities
  Series 1999-C1 Cl B
   05-15-33               6.30              2,200,000             2,411,611
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A7
   06-10-36               5.32              2,800,000             2,915,105
GS Mtge Securities
  Series 2004-GG2 Cl A6
   08-10-38               5.40              3,500,000             3,651,970
J.P. Morgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26              1,500,000             1,561,761
  Series 2004-PNC1 Cl A4
   06-12-41               5.55              2,600,000             2,729,107
KSL Resorts
  Series 2003-1A Cl C
   05-15-13               2.50              1,300,000(d,j)        1,302,076
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              2,790,000             2,964,519
  Series 2002-C2 Cl A4
   06-15-31               5.59              1,890,000             2,026,385
  Series 2002-C4 Cl A4
   09-15-26               4.56              1,800,000             1,827,482
  Series 2002-C8 Cl A3
   11-15-27               4.83              1,150,000             1,173,495
  Series 2003-C3 Cl A2
   05-15-27               3.09              5,800,000             5,695,109
  Series 2003-C7 Cl A2
   09-15-27               4.06              2,573,500             2,593,067
  Series 2003-C8 Cl A2
   11-15-27               4.21              5,130,000             5,194,278
  Series 2003-C8 Cl A4
   11-15-32               5.12              2,900,000             2,992,635
  Series 2004-C2 Cl A2
   03-15-29               3.25              4,935,000             4,817,448
  Series 2004-C2 Cl A4
   03-15-36               4.37              1,300,000             1,265,212
  Series 2004-C4 Cl A4
   06-15-29               5.31              2,540,000             2,657,743
  Series 2004-C6 Cl A2
   08-15-29               4.19              2,250,000             2,274,053
  Series 2004-C6 Cl A6
   08-15-29               5.02              2,500,000             2,527,734
Merrill Lynch Mtge Trust
  Series 2003-KEY1 Cl A4
   11-12-35               5.24              1,400,000             1,450,557

See accompanying notes to investments in securities.

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1 --   QUALITY INCOME PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Issuer                   Coupon              Principal             Value(a)
                          rate                amount

Commercial mortgage-backed/
Asset-backed securities (cont.)
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94%            $1,500,000            $1,500,000
Morgan Stanley Capital 1
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              4,644,262             4,497,412
  Series 2004-T13 Cl A2
   09-13-45               3.94              2,200,000             2,184,710
  Series 2004-IQ7 Cl A4
   06-15-38               5.57              2,800,000             2,937,060
Morgan Stanley, Dean Witter Capital 1
  Series 2002-TOP7 Cl A2
   01-15-39               5.98              2,235,000             2,444,540
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                980,000               977,928
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86              2,800,000             2,833,992
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30              5,000,000             5,038,279
Total                                                           109,111,525

Mortgage-backed securities (39.4%)(f,k)
Bank of American Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.17              1,847,409(e)          1,803,644
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              1,945,242             1,941,643
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.69              1,174,768(e)          1,176,988
  Series 2004-J6 Cl 3A1
   08-25-19               5.00              5,229,805             5,278,017
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.46              1,197,972(e)          1,177,007
Federal Home Loan Mtge Corp
   05-01-13               4.50              2,515,477             2,564,509
   11-01-14               7.50              2,207,420             2,361,332
   07-01-16               8.00                    208                   228
   01-01-17               8.00                  1,228                 1,354
   03-01-17               8.50                 15,261                16,839
   06-01-17               8.50                  4,299                 4,744
   07-01-17               7.00              7,365,015             7,813,834
   05-01-18               5.50              2,351,931             2,436,777
   09-01-18               5.00              4,262,158             4,358,210
   10-01-18               5.00              6,379,568             6,519,582
   09-01-19               8.50                 37,540                41,379
   04-01-20               9.00                150,756               169,804
   04-01-21               9.00                141,564               158,976
   03-01-22               8.50                288,644               318,383
   08-01-22               8.50                315,422               347,582
   02-01-25               8.00                388,905               424,596
   06-01-32               7.00              1,964,944             2,108,374
   07-01-32               7.00              6,741,041             7,196,843
   04-01-33               6.00              6,477,380             6,737,622
   06-01-33               5.50              3,921,530             3,994,664
   09-01-33               4.56              3,708,164(e)          3,722,552
   12-01-33               5.00              3,306,294             3,289,942
   08-01-34               5.21              3,000,000(e)          3,039,602
  Collateralized Mtge Obligation
   02-15-27               5.00              4,000,000             4,121,279
   11-15-28               4.50              2,114,902             2,140,797
   02-15-33               5.50              3,776,163             3,943,197
   07-25-43               7.00              2,066,505             2,213,097
  Interest Only
   02-15-14               7.40              1,828,297(h)            151,548
   06-15-18               8.78              1,301,669(h)             88,301
Federal Natl Mtge Assn
   01-01-13               4.92              1,371,635             1,419,198
   02-01-14               4.77              2,785,374             2,832,403
   04-01-14               4.65              1,345,664             1,350,898
   04-01-14               6.00              3,256,049             3,429,078
   03-01-17               6.50              4,039,262             4,291,887
   04-01-17               6.50              1,951,868             2,073,943
   08-01-17               6.00              7,395,536             7,773,700
   09-01-17               6.00              8,112,731             8,527,568
   04-01-18               5.00              6,379,803             6,534,230
   05-01-18               5.50              5,545,744             5,756,630
   05-01-18               6.00              5,065,875             5,329,261
   06-01-18               5.00              2,140,268             2,192,561
   08-01-18               4.50              6,291,072             6,307,783
   10-01-18               4.50              3,458,868             3,464,990
   01-01-19               5.50              1,095,020             1,136,960
   02-01-19               5.00              2,872,026             2,932,333
   09-01-19               4.50              1,800,000(b)          1,798,312
   09-01-19               5.50                785,000(b)            812,475
   07-01-23               5.00              3,177,666             3,206,909
   07-01-23               5.50              3,645,520             3,753,457
   09-01-23               5.50              4,270,437             4,396,877
   12-01-26               8.00                588,371               643,115
   04-01-27               7.50                674,562               725,484
   08-01-27               8.00                624,918               681,621
   01-01-28               6.50                377,610               399,281
   07-01-28               5.50              2,153,422             2,201,031
   11-01-28               5.50              3,736,137             3,818,736
   04-01-29               5.00              4,961,464             4,931,302
   01-01-30               8.00                513,250               558,231
   06-01-31               7.00              5,117,970             5,486,457
   03-01-32               7.50                761,419               817,653
   04-01-32               7.50                763,364               819,232
   05-01-32               7.50                767,844               824,890
   06-01-32               7.50              1,943,633             2,085,883
   07-01-32               6.50              1,288,168             1,361,527
   08-01-32               6.50              7,525,177             7,941,394
   08-01-32               7.00                876,880               937,043
   10-01-32               6.50              1,099,622             1,158,535
   11-01-32               6.50              1,835,368             1,940,956
   01-01-33               6.00              1,767,003             1,835,017
   01-01-33               6.00              3,965,221             4,113,313
   02-01-33               6.00             16,722,711            17,359,767
   04-01-33               5.50             23,411,081            23,900,002
   04-01-33               6.00             11,505,252            11,988,012
   05-01-33               5.50              6,312,179             6,430,596
   07-01-33               4.85              2,409,843(e)          2,396,276
   07-01-33               5.00              4,989,191(b)          4,966,691
   07-01-33               5.50              3,883,264             3,953,998
   08-01-33               5.50                919,147               935,890
   10-01-33               6.50              5,301,879             5,574,636
   01-01-34               4.77              2,926,698(e)          3,009,646
   01-01-34               6.50              1,885,207             1,992,907
   03-01-34               5.00             10,291,062            10,244,650
   03-01-34               5.00              5,084,146(b)          5,061,218
   10-01-34               6.00              9,225,000(b)          9,519,047
  Collateralized Mtge Obligation
   05-25-16               4.00              3,000,000             3,013,175
   12-25-26               8.00              2,017,030             2,195,963
   02-25-44               7.00              5,712,967             6,086,642
   06-25-44               7.50              2,072,000             2,248,224
  Interest Only
   12-25-12              13.29              1,724,880(h)            106,390
  Principal Only
   09-01-18               3.84                 34,016(g)             30,059
Govt Natl Mtge Assn
   05-15-26               7.50                995,130             1,076,754
   12-15-32               6.00             13,046,279            13,583,481
   10-15-33               5.50              4,822,499             4,924,900
   03-20-34               6.50              1,823,602             1,924,780
Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00              1,600,178(h)            195,968
   08-20-32               0.00              6,073,324(h)            997,133
GRS Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50              1,843,319             1,914,203
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.46              1,472,543(e)          1,468,037
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00              4,623,881             4,739,478
  Series 2004-7 Cl 8A1
   08-25-19               5.00              1,899,357             1,929,310
  Series 2004-8 Cl 7A1
   09-25-19               5.00              2,625,000             2,647,969
Morgan Stanley Mtge Loan Trust
  Series 2004-3 Cl 4A
   04-25-34               5.74              4,801,606             4,898,891
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.63              1,348,383(e)          1,343,542
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              6,813,937             6,837,450
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50              1,882,186             1,856,777
Total                                                           375,617,862

Airlines (0.1%)
Northwest Airlines
  Series 1999-1Ae
   02-01-20               6.81                561,000               487,924

Automotive & related (0.4%)
DaimlerChrysler NA Holding
   11-15-13               6.50              1,695,000             1,827,091
Ford Motor
   02-01-29               6.38              2,460,000             2,156,896
Total                                                             3,983,987

See accompanying notes to investments in securities.

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2 --   QUALITY INCOME PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Issuer                   Coupon              Principal             Value(a)
                          rate                amount

Banks and savings & loans (3.4%)
Banknorth Group
  Sr Nts
   05-01-08               3.75%            $1,510,000(i)         $1,509,230
J.P. Morgan Chase
  Sub Nts
   02-01-11               6.75              1,245,000             1,391,720
   03-15-14               4.88                295,000               292,468
US Bank NA Minnesota
   08-01-11               6.38              3,085,000             3,447,201
Wachovia
  Sub Nts
   08-01-14               5.25              4,980,000             5,095,556
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88              5,505,000             6,217,804
   08-15-14               5.65              2,900,000             3,004,284
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45             10,239,000            11,514,369
Total                                                            32,472,632

Cable (1.3%)
Comcast
   03-15-11               5.50             11,625,000            12,094,999

Cellular telecommunications (0.1%)
US Cellular
  Sr Nts
   12-15-33               6.70              1,045,000             1,027,230

Energy (0.2%)
Devon Financing
   09-30-11               6.88              1,565,000             1,765,826

Energy equipment & services (0.6%)
Halliburton
   10-15-10               5.50              5,805,000             6,028,957

Finance companies (0.6%)
GMAC
   09-15-11               6.88              5,570,000             5,831,512

Financial services (0.6%)
Capital One Bank
  Sr Nts
   02-01-06               6.88                680,000               719,817
HSBC Holdings
  (U.S. Dollar) Sub Nts
   12-12-12               5.25              1,920,000(c)          1,989,345
Pricoa Global Funding I
   06-15-08               4.35              2,980,000(d)          3,047,258
Total                                                             5,756,420

Food (0.3%)
Kraft Foods
   10-01-13               5.25              2,930,000             2,984,946

Health care services (0.2%)
Cardinal Health
   06-15-15               4.00              2,350,000             2,071,224

Insurance (1.5%)
ASIF Global Financing
   01-17-13               4.90             13,470,000(d)         13,670,703
Pacific Life
   09-15-33               6.60                525,000(d)            568,937
Total                                                            14,239,640

Leisure time & entertainment (1.4%)
Time Warner
   05-15-29               6.63              6,195,000             6,316,459
Viacom
   05-15-11               6.63              6,310,000             7,008,075
Total                                                            13,324,534

Multi-industry (0.8%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75              7,215,000(c,i)        8,062,820

Paper & packaging (0.2%)
Domtar
  (U.S. Dollar)
   12-01-13               5.38              2,140,000(c)          2,127,353

Real estate (0.4%)
Archstone-Smith OPR Trust
   08-15-14               5.63              4,070,000             4,205,905

Retail -- general (0.4%)
May Department Stores
   07-15-14               5.75              3,280,000(d)          3,386,669

Telecom equipment & services (1.2%)
Sprint Capital
   11-15-28               6.88              7,425,000             7,739,010
TELUS
  (U.S. Dollar)
   06-01-07               7.50              1,180,000(c)          1,296,355
   06-01-11               8.00              2,242,500(c)          2,607,216
Total                                                            11,642,581

Utilities -- electric (1.9%)
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50                480,000               498,936
Consolidated Natural Gas
   12-01-13               6.63                960,000             1,073,806
Dayton Power & Light
  1st Mtge
   10-01-13               5.13              1,610,000(d)          1,614,911
Duke Energy
   01-15-12               6.25              1,355,000             1,462,015
  1st Mtge
   03-05-08               3.75              2,140,000             2,152,305
   04-01-10               4.50                480,000               485,976
  Sr Nts
   11-30-12               5.63              2,815,000             2,927,397
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                420,000               441,244
Florida Power
  1st Mtge
   03-01-13               4.80              1,190,000             1,195,605
Metropolitan Edison
   03-15-13               4.95              3,595,000             3,563,874
  1st Mtge
   04-01-14               4.88              1,060,000(d)          1,036,099
Tampa Electric
   06-15-12               6.88                825,000               922,179
   08-15-12               6.38                775,000               842,799
Total                                                            18,217,146

Utilities -- natural gas (0.1%)
Consolidated Natural Gas
  Sr Nts
   04-15-11               6.85                630,000               710,722

Utilities -- telephone (2.7%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13               5.25              4,200,000(c)          4,264,722
Telecom Italia Capital
  (U.S. Dollar)
   11-15-13               5.25              6,580,000(c,d)        6,682,155
   11-15-33               6.38                670,000(c,d)          691,736
Verizon New York
  Series B
   04-01-32               7.38              3,335,000             3,686,519
Verizon Pennsylvania
  Series A
   11-15-11               5.65              9,770,000            10,250,391
Total                                                            25,575,523

Total bonds
(Cost: $904,134,319)                                           $913,428,999

Short-term securities (6.7%)(m)
Issuer                  Effective             Amount               Value(a)
                          yield             payable at
                                             maturity

U.S. government agency (2.7%)
Federal Natl Mtge Assn Disc Nts
   09-20-04               1.36%           $10,000,000            $9,992,459
   10-22-04               1.59             15,600,000            15,564,173
Total                                                            25,556,632

Commercial paper (4.0%)
Barton Capital
   10-07-04               1.58              6,600,000             6,589,282
Caterpillar Financial Services
   09-21-04               1.50             10,000,000             9,991,250
Falcon Asset Securitization
   09-07-04               1.53             10,000,000             9,997,026
Household Finance
   09-01-04               1.58              6,600,000             6,599,710
Merrill Lynch
   09-09-04               1.53              5,200,000             5,198,011
Total                                                            38,375,279

Total short-term securities
(Cost: $63,934,630)                                              63,931,911

Total investments in securities
(Cost: $968,068,949)(n)                                        $977,360,910

See accompanying notes to investments in securities.

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3 --   QUALITY INCOME PORTFOLIO   --   PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b) At Aug. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $22,078,606.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2004, the value of foreign securities represented 4.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $43,627,968 or 4.6% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of Aug. 31, 2004.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of Aug. 31, 2004.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts:

         Type of security                                      Notional amount

         Sale contracts
         U.S. Treasury Note, Sept. 2004, 5-year                    $ 4,800,000
         U.S. Treasury Note, Dec. 2004, 5-year                       3,200,000
         U.S. Treasury Note, Sept. 2004, 10-year                    62,200,000
         U.S. Treasury Note, Dec. 2004, 10-year                     55,300,000

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments as of

         Aug. 31, 2004:
         Security                                      Principal      Settlement     Proceeds                Value
                                                         amount          date       receivable
         Purchase contracts
         Federal Natl Mtge Assn
           09-01-19    5.00%                        $ 2,625,000         9-20-04     $2,656,836            $2,673,400
           09-01-34    5.00                          10,000,000         9-15-04      9,866,406             9,918,750
           09-01-34    5.50                           4,900,000         9-15-04      4,944,406             4,975,029
           09-01-34    6.00                           7,900,000         9-15-04      8,127,125             8,181,438
           09-01-34    6.50                           6,800,000         9-15-04      7,101,750             7,137,878

(l)      Security is partially or fully on loan.

(m) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of this category. 5.9% of the short-term securities is the Fund's cash equivalent position.

(n) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $968,069,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

         Unrealized appreciation                                   $12,074,000
         Unrealized depreciation                                    (2,782,000)
                                                                    ----------
         Net unrealized appreciation                               $ 9,292,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
         1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

                                                             S-6376-80 A (10/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 29, 2004